UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment [ ];     Amendment Number:
This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Raiff Partners, Inc.
Address:     152 West 57th Street, 29th Floor
             New York, NY  10019

Form 13F File Number:     28-5866

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Sheldon Brody
Title:    Chief Financial Officer
Phone:    212-247-6509

Signature, Place and Date of Signing:


/s/ Sheldon Brody       New York, NY     May 14, 2013
-----------------       -------------    ------------
Report Type (Check only one):

[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  None

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                             FORM 13F SUMMARY PAGE

Raiff Partners, Inc.
28-5866

Report Summary:

Number of other Included Managers:                             2
Form 13F Information Table Entry Total                        38
Form 13F Information Table Value Total:     $127,505 (thousands)

List of Other Included Managers:

No.     Form 13F File No.     Name

01     28-5534               Centurion Advisors, L.P.
02     28-5414               Centurion Investment Group, L.P.



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                                                             Form 13F AS OF 03/31/2013
                                                             REPORTING MANAGER: RAIFF PARTNERS, INC.

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Column 1                           Column 2     Column 3  Column 4           Column 5          Column 6 Column 7   Column 8
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                                                          Fair
                                                          Market   Shares or
                                   Title        Cusip     Value    Principal SH/      PUT/     Investment Other
Name of Issuer                     of Class     Number    x $1,000 Amount    PRN      CALL     Discretion Managers Voting Authority
                                                                                                                   Sole  Shared None
------------------------------------------------------------------------------------------------------------------------------------
ABB LTD                            SP ADR       000375204    2,504   110,000 SH                DEFINED    1,2     110,000
AMAZON.COM INC                     CS           023135106    2,931    11,000 SH                DEFINED    1,2      11,000
AMER INTL GROUP INC                CS NEW       026874784    3,300    85,000 SH                DEFINED    1,2      85,000
AMERICAN CAPITAL AGENCY CORP       CS           02503X105    3,442   105,000 SH                DEFINED    1,2     105,000
AMERICAN EXPRESS CO                CS           025816109    4,048    60,000 SH                DEFINED    1,2      60,000
AMGEN INC                          CS           031162100    5,536    54,000 SH                DEFINED    1,2      54,000
APOLLO GLOBAL MANAGEMENT LLC       CL A         037612306    1,623    75,000 SH                DEFINED    1,2      75,000
APPLE INC                          CS           037833100    8,853    20,000 SH                DEFINED    1,2      20,000
ATLAS PIPELINE PARTNERS LP         UNIT LP INT  049392103    3,458   100,000 SH                DEFINED    1,2     100,000
BERKSHIRE HATHAWAY-INC             CL B NEW     084670702    6,044    58,000 SH                DEFINED    1,2      58,000
BLACKSTONE GROUP LP                COM UNIT LTD 09253U108    3,165   160,000 SH                DEFINED    1,2     160,000
BOYD GAMING CORP                   CS           103304101      827   100,000 SH                DEFINED    1,2     100,000
CENTURYLINK INC                    CS           156700106      351    10,000 SH                DEFINED    1,2      10,000
CONSOL ENERGY INC                  CS           20854P109      673    20,000 SH                DEFINED    1,2      20,000
CREDIT SUISSE HIGH YIELD BOND FUND SH BEN INT   22544F103    1,271   390,000 SH                DEFINED    1,2     390,000
DELTA AIR LINES INC                CS NEW       247361702    4,953   300,000 SH                DEFINED    1,2     300,000
G-III APPAREL GROUP LTD            CS           36237H101    3,209    80,000 SH                DEFINED    1,2      80,000
GENWORTH FINANCIAL INC             CL A         37247D106    4,200   420,000 SH                DEFINED    1,2     420,000
HCA HOLDINGS INC                   CS           40412C101    4,672   115,000 SH                DEFINED    1,2     115,000
HESS CORP                          CS           42809H107    9,023   126,000 SH                DEFINED    1,2     126,000
HEWLETT PACKARD CO                 CS           428236103    5,960   250,000 SH                DEFINED    1,2     250,000
HONEYWELL INT'L INC                CS           438516106    3,768    50,000 SH                DEFINED    1,2      50,000
KKR & CO LP                        COM UNIT     48248M102    2,125   110,000 SH                DEFINED    1,2     110,000
KKR FINANCIAL HOLDINGS LLC         CS           48248A306    4,815   435,000 SH                DEFINED    1,2     435,000
LIBERTY GLOBAL INC                 CS SER A     530555101    1,321    18,000 SH                DEFINED    1,2      18,000
LIMITED BRANDS INC                 CS           532716107    2,233    50,000 SH                DEFINED    1,2      50,000
LYONDELLBASELL INDUSTRIES          SHS A        N53745100    3,544    56,000 SH                DEFINED    1,2      56,000
MERITAGE HOMES CORP                CS           59001A102    1,406    30,000 SH                DEFINED    1,2      30,000
MGM RESORTS INTERNATIONAL          CS           552953101    4,603   350,000 SH                DEFINED    1,2     350,000
OAKTREE CAPITAL GROUP LLC          UNIT         674001201    2,551    50,000 SH                DEFINED    1,2      50,000
RADIAN GROUP INC                   CS           750236101    4,284   400,000 SH                DEFINED    1,2     400,000
ROCKWOOD HOLDINGS INC              CS           774415103    2,618    40,000 SH                DEFINED    1,2      40,000
SEADRILL,LTD                       SHS          G7945E105    2,977    80,000 SH                DEFINED    1,2      80,000
SOUTHWEST AIRLINES CO              CS           844741108    2,629   195,000 SH                DEFINED    1,2     195,000
UNITED CONTINENTAL HOLDINGS INC    CS           910047109    1,761    55,000 SH                DEFINED    1,2      55,000
UNIVERSAL HEALTH SERVICES INC      CL B         913903100      319     5,000 SH                DEFINED    1,2       5,000
US AIRWAYS GROUP INC               CS           90341W108    4,158   245,000 SH                DEFINED    1,2     245,000
YAHOO INC                          CS           984332106    2,353   100,000 SH                DEFINED    1,2     100,000


TOTAL PORTFOLIO                                            127,505
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